Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions						1 Months Ended		12 Months Ended
	Jul. 10, 2018 CAD ($) $ / shares shares	Jul. 10, 2018 USD ($) shares	Jul. 07, 2018 CAD ($) $ / shares	Dec. 14, 2016 CAD ($) $ / shares shares	Jul. 07, 2016 CAD ($) $ / shares shares	Sep. 06, 2018 CAD ($) shares	Aug. 31, 2018 shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 $ / shares
Disclosure of share capital [Line Items]
Issue price per share | (per share)			$ 0.25								$ 0.20		$ 0.25
Weighted average fair value at measurement date, other equity instruments granted	$ 284,000
Current accrued expenses and other current liabilities								$ 761,000	$ 389,000
Proceeds from exercise of warrants								0	0	$ 142,000
Issue of equity								20,000,000		10,200,000
Proportion of ownership interests held by non-controlling interests	41.00%	41.00%
Cancel of Small Lot Shareholders Shares | shares						97,601
Payments to acquire or redeem entity's shares						$ 18,000		$ 18,000	$ 0	$ 0
Senior management [Member]
Disclosure of share capital [Line Items]
Issue Of Shares In Connnection With Vesting Of Restricted Stock Units | shares							3,650,000
Resource Capital Fund VI L.P. [Member]
Disclosure of share capital [Line Items]
Class of Warrants Issued | shares	100,000,000	100,000,000
Class of Warrants Price Per Unit | $ / shares	$ 0.20
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights | $ / shares	$ 0.25
Borrowings												$ 10
Share capital [member]
Disclosure of share capital [Line Items]
Number of shares issued | shares								369,663,942	266,111,543			266,111,543
Increase (decrease) in number of shares outstanding | shares								100,000,000		40,800,000
Issue price per share | $ / shares				$ 0.35
Proceeds from issue of ordinary shares					$ 10,200,000
Percentage of commission on gross proceeds					6.00%
Net proceeds from issue of ordinary shares after issuance costs	$ 19,839,000		$ 9,249,000	$ 1,841,000,000
Payments for share issue costs	$ 161,000		612,000	120,000
Payments for other issue costs			339,000	$ 39,000
Weighted average fair value at measurement date, other equity instruments granted			$ 440,000
Number Of Shares Issued in connection with share price Three | shares				6,666,664
Percentage of finder fee on gross proceeds				6.00%
Increase Decrease In Issued Shares From Exercise of warrants at share price one | shares				406,200
Proceeds from exercise of warrants				$ 142,000						$ 190,970
Issue of equity								$ 20,000,000		$ 10,200,000
Tax deductions [member] | Share capital [member]
Disclosure of share capital [Line Items]
Current accrued expenses and other current liabilities				$ 267,000
Ordinary shares [member]
Disclosure of share capital [Line Items]
Issue of equity		$ 20
Ordinary shares [member] | Share capital [member]
Disclosure of share capital [Line Items]
Increase (decrease) in number of shares outstanding | shares					34,135,000
Issue price per share | $ / shares					$ 0.25
Proceeds from issue of ordinary shares					$ 8,533,750
Flow through shares [member] | Share capital [member]
Disclosure of share capital [Line Items]
Increase (decrease) in number of shares outstanding | shares					6,665,000
Issue price per share | $ / shares				$ 0.30	$ 0.25
Proceeds from issue of ordinary shares				$ 2,000,000	$ 1,666,250
Non flow through shares [member] | Share capital [member]
Disclosure of share capital [Line Items]
Number of share to be issued at time exercise of warrants | shares					2,448,000